Capital and Reserves - Additional Information (Details)				12 Months Ended
	Jun. 07, 2019 CAD ($)	Jun. 07, 2019 CAD ($)	Apr. 23, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) USD ($) item $ / shares shares	Dec. 31, 2018 CAD ($) USD ($) item $ / shares	Dec. 31, 2019 item	Dec. 31, 2019 shares	Dec. 31, 2019 CAD ($)	Jun. 07, 2019 $ / shares shares	Sep. 21, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Capital and reserves [Line Items]
Number of shares issued | shares			1,842,200						6,500,000
Proceeds from issuing shares		$ 6,500,000	$ 3,500,000
Par value per share | (per share)			$ 1.90						$ 1.00
Share issue related cost	$ 790,000
Number of share options exercised in share-based payment arrangement | item				852,500
Proceeds from exercise of options				$ 767,000	$ 218,000
Proceeds from exercise of warrants				$ 2,687,000
Number of shares issued for exercise of warrants | shares				1,315,266
Value of shares and warrants authorised										$ 50,000,000
Expected volatility, share options granted					73.00%
Number of share options outstanding in share-based payment arrangement				10,465,233		10,465,233
Description of vesting requirements for share-based payment arrangement				0.33%
Option life, share options granted (Years) | item				4	4
Expected forfeiture rate, share options forfeited				0.00%	2.00%
Expected dividends				0.00%	0.00%
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares				$ 2.51	$ 1.96
Expense from share-based payment transactions with employees				$ 2,776,000	$ 2,480,000
Private Placement One [Member]
Capital and reserves [Line Items]
Number of shares issued | shares			1,579,000
Par value per share | $ / shares			$ 1.90
Private Placement Two [Member]
Capital and reserves [Line Items]
Number of shares issued | shares			263,200
Par value per share | $ / shares			$ 1.90
Top of range [member]
Capital and reserves [Line Items]
Risk free interest rate, share options granted				1.86%	2.16%
Expected volatility, share options granted				72.00%
Expected forfeiture rate, share options forfeited				2.00%
Bottom of range [member]
Capital and reserves [Line Items]
Risk free interest rate, share options granted				1.65%	2.01%
Expected volatility, share options granted				62.00%
Ordinary shares [member]
Capital and reserves [Line Items]
Number of shares issued | shares							171,480
Incentive Stock Options [Member]
Capital and reserves [Line Items]
Number of share options exercised in share-based payment arrangement				852,500	281,666
Number of share options outstanding in share-based payment arrangement				10,465,233	7,738,833						6,546,666
Number of options available for future grants | shares							1,449,833
Expense from share-based payment transactions with employees				$ 3,507,000	$ 2,480,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 1.93	$ 2.07
Incentive Stock Options [Member] | Mining property [member]
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees				$ 395,000	$ 368,000
Incentive Stock Options [Member] | Charged to Income [Member]
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees				$ 2,381,000	2,112,000
Restricted Share Units [Member]
Capital and reserves [Line Items]
Number of share options exercised in share-based payment arrangement | item				663,670
Number of shares issued for release of RSU settlement shares | shares				470,319
Number of options available for future grants | shares							2,910,850
Expense from share-based payment transactions with employees				$ 963,000	$ 467,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 1.63	$ 1.72
Number of other equity instruments granted in share-based payment arrangement | item				860,000	193,700
Weighted average fair value at measurement date, other equity instruments granted					$ 399,000			$ 1,407,000
Restricted Share Units [Member] | General and administrative expenses [Member]
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees				$ 963,000	467,000
Deferred Stock Unit [Member]
Capital and reserves [Line Items]
Number of shares issued | shares							2,100,000
Number of share options exercised in share-based payment arrangement | item				280,000
Number of options available for future grants | shares							1,820,000
Expense from share-based payment transactions with employees				$ 731,000
Number of other equity instruments granted in share-based payment arrangement				280,000
Weighted average fair value at measurement date, other equity instruments granted								$ 731,000